General (Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 26, 2011	Mar. 04, 2011	Dec. 31, 2010	Dec. 31, 2009
General [Abstract]
Cash	$ 687	$ 736
Trade receivables	3,341	4,266
Other receivables and prepaid expenses	1,134	1,200
Current deferred tax assets	1,887	203
Inventories		981
Long-term deposits	148	20
Property and equipment	984	1,433
Other intangible assets	46,075	22,710
Goodwill	44,157	41,837	32,401	45,349
Total assets acquired	98,413	73,386
Trade payables	(1,426)	(1,370)
Accrued expenses and other liabilities	(5,024)	(7,971)
Long-term deferred tax liabilities	(11,058)	(4,609)
Total liabilities assumed	(17,508)	(13,950)
Net assets acquired	$ 80,905	$ 59,436